Short-term investments and long-term investment - Schedule of Short-Term Investments And Long-Term Investment Classified By Security Type (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Unrealized Gain Loss On Investments [Line Items]
Interest income on the investment	¥ 16,235,000	$ 2,224	¥ 16,750,000	¥ 11,132,000
Time Deposit [Member]
Unrealized Gain Loss On Investments [Line Items]
Prospective rates of return	2.70%	2.70%
Interest income on the investment	¥ 569,000		0	0
Structured Deposits [Member]
Unrealized Gain Loss On Investments [Line Items]
Interest income on the investment	¥ 1,027,000		¥ 0	¥ 0
Structured Deposits [Member] | Minimum [Member]
Unrealized Gain Loss On Investments [Line Items]
Percentage of structured deposits prospective rate	1.90%	1.90%
Structured Deposits [Member] | Maximum [Member]
Unrealized Gain Loss On Investments [Line Items]
Percentage of structured deposits prospective rate	2.40%	2.40%